SHORT-TERM LOAN- Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Amount of borrowings				¥ 600,000
Weighted average interest rate	3.09%			3.09%
Assets collateralized				¥ 400,000
Principal amount				600,000
Bank deposit classified as restricted cash	$ 9,163			59,791	¥ 1,480
Interest expenses	$ 1,813	¥ 11,830	¥ 3,122
Bank Time Deposits
Short-term Debt [Line Items]
Assets collateralized				¥ 400,000
Minimum
Short-term Debt [Line Items]
Borrowing term	6 months	6 months
Maximum
Short-term Debt [Line Items]
Borrowing term	1 year	1 year